Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000035587 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000035587 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000169127 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000169127 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000169128 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.10%
C000169128 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000035588 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.10%
C000035588 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000035589 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000035589 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000169129 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000169129 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000169130 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000169130 [Member] | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000035590 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000035590 [Member] | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000118754 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000118754 [Member] | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000169133 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000169133 [Member] | Asset Allocation Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%